Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events

22. Subsequent Events (unaudited)

On July 30, 2013, the Company completed a follow-on public offering of its ordinary shares, which resulted in the sale of 1,000,000 ordinary shares by the Company and 9,925,000 ordinary shares by other selling shareholders at a price of $33.00 per ordinary share. The Company received net proceeds from this follow-on offering of $31,610, based upon the price of $33.00 per ordinary share and after deducting underwriting discounts and commissions and offering costs paid by the Company. The Company received no proceeds from the sale of ordinary shares by the selling shareholders.

On August 1, 2013, the Company completed the acquisition of Connect2Field, an Australian-based privately-held software product company whose application is delivered as SaaS, for a purchase price of $7,000. The acquisition will be accounted for under the acquisition method of accounting with the operations of the newly acquired entity included in the Company’s operating results from the date of acquisition.

On September 2, 2013, the Company granted service-based restricted stock units (“RSUs”) for the purchase of 58,500 ordinary shares and performance-based restricted stock units (“PSUs”) for the purchase of 15,000 ordinary shares with a grant-date fair value of $49.45. The RSUs have restrictions which lapse four years from the date of grant. Restrictions on the PSUs will lapse based upon the achievement of certain financial performance targets during the applicable performance period, which ends on December 31, 2013. The grant date fair value of the shares is recognized over the requisite period of performance once achievement of criteria is deemed probable. Periodically throughout the performance period, the Company estimates the likelihood of achieving performance goals. Actual results, and future changes in estimates, may differ substantially from the Company’s current estimates. If the targets are not achieved, the shares will be forfeited by the employee.